Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Change in gross insurance contract liabilities	$ 34,721	$ 4,754
Change in insurance contract liabilities	33,727	2,907
Increase in insurance contract liabilities	34,056	3,632
Contract liabilities in gross claims and benefits	$ 665	1,122
Impact of U.S. Tax Reform		196
Impact of U.S. Tax Reform, post-tax		$ 154